General and Administrative Expenses (Details) - Schedule of General and Administrative Expenses - General and Administrative Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Schedule of General and Administrative Expenses [Line Items]
Salaries and related expenses	$ 2,055		$ 1,784	$ 2,042
Share-based compensation, net	87		386	162
Professional services	4,383	[1]	1,092	710
Office rent and maintenance	235		246	172
Depreciation	88		116	36
Others	2,702		2,139	1,850
Total general and administrative expenses	$ 9,550		$ 5,763	$ 4,972

[1]	Professional services expenses include costs related to the Keystone transaction. see Note 1(A)(4).